Calvert
Emerging Markets Focused Growth Fund
March 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 97.3%

Security	Shares	Value
Brazil — 24.5%
Banco BTG Pactual SA	10,889	$ 79,094
Itau Unibanco Holding SA, PFC Shares	13,280	91,721
Localiza Rent a Car SA	21,007	229,027
MercadoLibre, Inc.(1)	277	418,813
NU Holdings Ltd., Class A(1)	35,845	427,631
Raia Drogasil SA	31,779	173,424
WEG SA	376	2,864
		$1,422,574
India — 37.1%
Aarti Industries Ltd.	31,617	$252,096
Astral Ltd.	8,705	208,375
Avenue Supermarts Ltd.(1)(2)	4,702	255,800
Bajaj Finance Ltd.	2,524	220,082
GMR Airports Infrastructure Ltd.(1)	135,475	133,257
HDFC Bank Ltd.	3,244	56,532
ICICI Bank Ltd.	14,720	194,552
Laurus Labs Ltd.(2)	1,801	8,492
Timken India Ltd.	1,508	51,880
Titan Co. Ltd.	4,818	220,137
Trent Ltd.	7,348	348,248
TVS Motor Co. Ltd.	7,982	207,850
		$2,157,301
Indonesia — 2.2%
Bank Central Asia Tbk. PT	95,600	$60,796
Bank Mandiri Persero Tbk. PT	145,500	66,201
		$126,997
Mexico — 5.6%
Fomento Economico Mexicano SAB de CV ADR	626	$81,549
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,357	74,744
Grupo Financiero Banorte SAB de CV, Class O	11,896	126,560
Wal-Mart de Mexico SAB de CV	9,985	40,318
		$323,171
Poland — 0.8%
Dino Polska SA(1)(2)	501	$48,603
		$48,603
South Korea — 8.0%
Samsung Electronics Co. Ltd.	3,307	$198,743
SK Hynix, Inc.	2,016	267,070
		$465,813
Taiwan — 15.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	23,000	$550,993
Unimicron Technology Corp.	29,000	172,410
Voltronic Power Technology Corp.	3,000	154,732
		$878,135
Security	Shares	Value
Uruguay — 4.0%
Globant SA(1)	1,151	$ 232,387
		$ 232,387
Total Common Stocks (identified cost $4,564,084)		$5,654,981

Short-Term Investments — 3.5%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(3)	205,842	$ 205,842
Total Short-Term Investments (identified cost $205,842)		$ 205,842

Total Investments — 100.8% (identified cost $4,769,926)	$5,860,823
Other Assets, Less Liabilities — (0.8)%	$ (46,032)
Net Assets — 100.0%	$5,814,791

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2024, the aggregate value of these securities is $312,895 or 5.4% of the Fund's net assets.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
At March 31, 2024, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Information Technology	24.5%
Financials	22.8
Consumer Discretionary	20.6
Industrials	14.7
Consumer Staples	10.3
Materials	4.3
Health Care	0.1
Total	97.3%

Abbreviations:
ADR	– American Depositary Receipt
PFC Shares	– Preference Shares

Calvert
Emerging Markets Focused Growth Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at March 31, 2024.
Affiliated Investments
At March 31, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $205,842, which represents 3.5% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$116,094	$476,733	$(386,985)	$ —	$ —	$205,842	$2,503	205,842

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Brazil	$1,422,574	$ —	$ —	$1,422,574
India	—	2,157,301	—	2,157,301
Indonesia	—	126,997	—	126,997
Mexico	81,549	241,622	—	323,171
Poland	—	48,603	—	48,603
South Korea	—	465,813	—	465,813
Taiwan	—	878,135	—	878,135
Uruguay	232,387	—	—	232,387
Total Common Stocks	$1,736,510	$3,918,471(1)	$ —	$5,654,981
Short-Term Investments	$205,842	$ —	$ —	$205,842
Total Investments	$1,942,352	$3,918,471	$ —	$5,860,823

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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